Third Avenue Trust
                           Statement of Certification
                             Pursuant to Rule 497(j)

Third Avenue Trust (the "Trust") hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A (File Nos. 333-20891 and 811-8039) which was filed electronically on February 28, 2003 (Accession No. 0000930413-03-000627).

Third Avenue Trust

/s/ W. JAMES HALL
----------------------
By:  W. James Hall
Title:  Secretary

Date:  March 10, 2003